Annual Total Returns[BarChart] - Transamerica Multi-Managed Balanced VP - Initial	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	4.04%	12.57%	18.09%	10.81%	0.21%	7.87%	14.14%	(3.66%)	21.77%	15.90%